Fair Value and Carrying Value of Financial Instruments and Long-Term Debt (Detail) - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable equity securities	$ 87,500	$ 144,555
Marketable debt securities	25,009	23,516
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	223,168	244,422
Marketable equity securities	87,525	144,555
Marketable debt securities	25,009	23,516
Long-term debt, including current portion	2,525,908	2,174,144
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	223,168	244,422
Marketable equity securities	87,525	144,555
Marketable debt securities	25,009	23,516
Long-term debt, including current portion	$ 2,526,817	$ 2,215,458